Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Financial risk management
3.	Financial risk management

3.1. Financial risk factors

The Group’s activities expose it to certain financial risks, such as market risk, liquidity risk, credit risk and concentration risk related to suppliers and customers. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

(a)	Market risk

(i)	Foreign exchange risk

Foreign exchange risk primarily arises from future commercial transactions and recognized financial assets and liabilities denominated in a currency other than the functional currency of the relevant group entities. The Group manages its foreign exchange risk by performing regular reviews of the Group’s net foreign exchange exposures and minimizing non-functional currency transactions.

The Group operates mainly in the PRC with most of the transactions settled in RMB. Management considers that the business is not exposed to significant foreign exchange risk as there are no significant financial assets or liabilities of the Group denominated in currencies other than the respective functional currency of the Group’s entities.

(ii)	Interest rate risk

The Group’s exposure to the risk of changes in market interest rates primarily relates to the Group’s long-term debt obligations with floating interest rates.

As at December 31, 2025, our bank borrowings amounting to RMB396.0 million (US$56.6 million) were at variable interest rates. As at December 31, 2025, if the interest rates on our borrowings had been 100 basis points higher or lower with all other variables held constant, loss before income tax would have been RMB5.4 million (US$0.8 million) higher or lower, as a result of higher/lower interest expense.

(iii)	Price risk

The Group’s exposure to equity securities price risk mainly arises from investments in listed equity securities held by the Group and classified in the consolidated statements of financial position as financial assets at fair value through other comprehensive income.

As at December 31, 2025, the Group’s investments in listed equity securities amounted to RMB92.4 million (2024: RMB66.6 million). If the stock price of the listed company had increased/decreased by 10% with all other variables held constant, other comprehensive income and total comprehensive income would have increased/decreased by RMB9.2 million as at December 31, 2025 (2024: RMB6.7 million).

(b)	Liquidity risk

The Group intends to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying businesses, the Group’s policy is to regularly monitor the Group’s liquidity risk and to maintain adequate liquid assets such as cash and cash equivalents, or to retain adequate financing arrangements to meet the Group’s liquidity requirements.

The Group expects that its existing cash and cash equivalents will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of the issuance of these financial statements. The Group’s unutilized borrowing facilities amounted to nil and RMB113.8 million as of December 31, 2025 and 2024.

The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances, because the impact of discounting is not significant. The undiscounted cash flows payable in respect of convertible bonds represent amounts payable under the convertible bonds that are not subject to mandatory conversion to shares of the Company, net off by the amount of prepaid shares repurchase instrument that can be used to offset the convertible bonds payable, if any.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2024
Trade payables	104,224	—	—	104,224	104,224
Financial liabilities included in other payables and accruals	137,401	—	—	137,401	137,401
Borrowings	788,994	1,532	52,547	843,073	824,045
Lease liabilities	1,410	1,284	2,221	4,915	4,552
Financial liabilities at fair value through profit or loss	264,174	—	—	264,174	241,524
	1,296,203	2,816	54,768	1,353,787	1,311,746
At December 31, 2025
Trade payables	230,832	—	—	230,832	230,832
Financial liabilities included in other payables and accruals	327,138	—	—	327,138	327,138
Borrowings	517,071	94,546	—	611,617	582,724
Lease liabilities	1,529	1,133	—	2,662	2,590
	1,076,570	95,679	—	1,172,249	1,143,284
(c)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group's credit risk arises from cash and cash equivalents, contractual cash flows of debt instruments carried at amortized cost as well as credit exposures to customers and debtors, including outstanding receivables. The carrying amount of each class of the above financial assets represents the Group's maximum exposure to credit risk in relation to the corresponding financial assets.

Credit risk is managed on a group basis. Finance team in conjunction with business team are responsible for managing and analyzing the credit risk for each of the Group’s new clients before standard payment and delivery terms and conditions are offered. The Group assesses the credit quality of its customers and other debtors by considering various factors including their financial position, past experience and other factors.

Cash and cash equivalents are mainly placed with state-owned financial institutions in the PRC. There has been no recent history of default in relation to these financial institutions.

For trade receivables and other receivables, an impairment analysis is performed at each financial position date using a provision matrix to measure ECLs under the simplified approach. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions. Information based on the provision matrix is disclosed in Note 7.

The allowance account in respect of trade and other receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible. At that point, the impaired financial asset is considered irrecoverable and the amount charged to the allowance account is written off against the carrying amount of the impaired financial asset.

The gross carrying amount of a financial asset is written off to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the assets or sources of income of the debtors could not generate sufficient cash flows to repay the amounts subject to the write-off.

Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(d)	Supplier concentration risk

With the completion of the transfer of the platform mobile application and mini-program which connect EV users with charging station operators and chargers (“Kuaidian Platform”) in 2022, the related user data and charging station/pile data transferred from the Group to Zhejiang Anjijiayu Big Data Technology Service Co., Ltd. (“Anji Datacom”). The Group entered into business cooperation agreements with Anji Datacom to receive IT data management services, including collection, storage, processing and use of the data collected through Kuaidian Platform as well as transaction reconciliation and information verification services in relation to the delivery of charging services, for an initial term of five years ending March 30, 2027, which will be renewed for one year after the initial five years if both parties reach an agreement. The annual fee charged by Anji Datacom for the IT data management services provided, accounted for 6% and 26% of cost of sales and total operating expenses for the years ended December 31, 2024 and 2025, respectively. A significant interruption by Anji Datacom in the delivery of IT data management services could impair the Group’s ability to deliver charging services and materially adversely impact its operating results and financial position.

(e)	Customer concentration risk

There were no customers which individually contributed for more than 10% of the Group’s total revenues for the year ended December 31, 2024.

For the year ended December 31, 2025, 12% of the Group’s total revenues were derived from one customer, which individually contributed for more than 10% of the Group’s total revenues.

3.2. Capital management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to enhance shareholders’ value in the long-term.

The Group monitors capital by regularly reviewing the capital structure. As part of this review, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Group’s capital management ensures the Group compliant with the financial covenants attached to the interest-bearing bank borrowings, including capital structure requirements. Breaches in complying with the financial covenants would permit the bank to immediately call loans. There have been no breaches of the financial covenants of any interest-bearing bank borrowings during the years ended December 31, 2024 and 2025.

The Group monitors capital using gearing ratio. The following section sets out an analysis of the gearing ratio, being total liabilities divided by total assets, for each of the years presented.

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Total liabilities	1,404,778	1,205,246
Total assets	650,644	312,572
Total liabilities to total assets ratio	2.16	3.86

3.3. Fair value estimation

(a)	Fair value hierarchy

The table below analyses the Group’s financial instruments carried at fair value as of each financial position date by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s financial instruments measured at fair value as at December 31, 2024 and 2025:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2024
Assets:
Financial assets at fair value through profit or loss	—	—	132,352	132,352
Financial assets at fair value through other comprehensive income	66,642	—	—	66,642
Liabilities:
Financial liabilities at fair value through profit or loss	—	—	241,524	241,524
At December 31, 2025
Assets:
Financial assets at fair value through profit or loss	—	—	1,291	1,291
Financial assets at fair value through other comprehensive income	92,396	—	—	92,396
Liabilities:
Financial liabilities at fair value through profit or loss	—	—	22,044	22,044

During the year ended December 31, 2025, unrealized losses arising from financial instruments measured at fair value amounted to RMB149.8 million (2024: RMB4.9 million).

(b)	Level 3 financial instruments

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. Specific valuation techniques used to value level 3 financial instruments include:

●	The use of quoted market prices or investor quotes for similar instruments;

●	The discounted cash flow model using unobservable inputs mainly including assumptions of expected future cash flows and discount rate;
●	The use of information of the latest round of financing, i.e. the recent transaction price or third-party pricing information; and

●	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

As the Group’s level 3 financial instruments are not traded in active markets, their fair values have been determined using applicable valuation techniques, such as market approach, Monte-Carlo simulation model and binomial tree model.

The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements:

Description	Fair value at December 31,		Unobservable inputs	Range of inputs at December 31,		Relationship of unobservable inputs to fair value
	2024	2025		2024	2025
	RMB’000	RMB’000
Convertible bonds	241,524	—	Expected volatility	Note 18	N/A	The higher the expected volatility, the lower the fair value
Warrants	—	22,044	Expected volatility	N/A	Note 18	The higher the expected volatility, the higher the fair value

The carrying amounts of the Group’s financial assets not carried at fair value, including cash and cash equivalents, trade receivables, other receivables and other financial assets, and financial liabilities not carried at fair value, including borrowings, trade payables and other payables, approximate their fair values due to the short maturities or the interest rates being close to the market interest rates.